Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Selected Quarterly Financial Information [Abstract]
Revenue	$ 83,118	$ 31,466	$ 34,566	$ 41,556	$ 77,415	$ 28,642	$ 35,856	$ 51,411	$ 190,706		$ 193,324		$ 203,347
Income (loss) from operations	20,802	(15,673)	(10,468)	(4,113)	16,741	(10,078)	(6,989)	3,149	(9,452)		2,823		10,386
Net income	$ 28,028	$ (2,176)	$ (1,506)	$ 1,080	$ (3,844)	$ 3,448	$ 1,495	$ (795)	$ 25,426	[2],[3]	$ 304	[2],[3]	$ 3,964	[2],[3]
Basic (in usd per share)	$ 1.50	$ (0.12)	$ (0.08)	$ 0.06	$ (0.21)	$ 0.19	$ 0.08	$ (0.04)	$ 1.37		$ 0.02		$ 0.22
Diluted (in usd per share)	$ 1.47	$ (0.12)	$ (0.08)	$ 0.06	$ (0.21)	$ 0.19	$ 0.08	$ (0.04)	$ 1.33		$ 0.02		$ 0.22

[1]	As adjusted for the adoption of ASC 606 using the full retrospective method
[2]	As adjusted for the adoption of ASC 606 using the full retrospective method
[3]	As adjusted for the adoption of ASC 606 using the full retrospective method